The Eaton Vance Special Investment Trust
For the South Asia Portfolio

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Annual Shareholder Report
December 31, 1996



South Asia Portfolio
Portfolio of Investments
December 31, 1996



Common Stocks -- 97.55%

                                                                                       Shares               Value
-----------------------------------------------------------------------------------------------------------------
Bangladesh -- 2.31%
Pharmaceuticals -- 0.38%
Square Pharmaceuticals Ltd.                                                            10,780            $394,997
Generic drug manufacturer
                                                                                                   --------------
Textiles -- 1.93%
Apex Spinning & Knitting                                                               48,000            $370,578
Cotton spinning mill
Apex Tannery Ltd                                                                       35,000             964,021
Leather tanning and processing
Monno Fabrics                                                                         113,000             669,668
Integrated textile mill
                                                                                                     ------------
                                                                                                       $2,004,267
                                                                                                     ------------
Total Bangladesh (identified cost, $1,594,191)                                                         $2,399,264
                                                                                                     ------------
India -- 83.96%
Automotive -- 17.69%
Bajaj Auto Ltd. (2)                                                                   162,400          $4,057,167
World's second largest motorcycle, moped & scooter manufacturer
Mahindra & Mahindra                                                                   370,666           3,311,421
Mahindra & Mahindra GDR                                                               221,668           2,604,599
Major manufacturer of utility vehicles & tractors
Tata Engineering & Locomotive GDR                                                     510,262           5,421,534
Manufacturer of heavy, medium & light commercial vehicles
T.V.S. Suzuki (2)                                                                     228,550           2,013,409
India's second largest motorcycle, moped & scooter manufacturer
Motor Industries                                                                        6,150             978,507
Subsidiary of Robert Bosch (Germany). Major manufacturer of auto components
                                                                                                     ------------
                                                                                                      $18,386,637
                                                                                                     ------------
Banking -- 8.23%
Karur Vysya Bank (2)                                                                  164,500            $877,027
Private sector retail bank
Oriental Bank of Commerce (2)                                                       1,201,200           2,606,931
Public sector retail bank
State Bank of India (2)                                                               642,800           4,203,096
State Bank of India GDR                                                                50,000             868,500
Largest commercial bank in India with over 8,000 branches
                                                                                                     ------------
                                                                                                       $8,555,554
                                                                                                     ------------
Chemicals -- 1.95%
Hoechst Schering Agrevo Ltd.                                                           33,700            $555,944
Agrochemical & pesticide manufacturer
Indian Petrochemicals Corp. (2)                                                       150,000             491,975
Major producer of polymers & chemical intermediates
Tata Chemicals                                                                          6,449              30,287
Diversified company manufacturing soda ash, caustic soda & fertilizers
Zuari Agrochemicals (2)                                                               126,000             946,099
Producer of fertilizers & cement
                                                                                                     ------------
                                                                                                       $2,024,305
                                                                                                     ------------
Conglomerate -- 9.32%
Indian Rayon & Industries Ltd. GDR                                                    195,000          $1,657,500
Indian Rayon & Industries Ltd. (2)                                                     23,300             193,164
Diversified company with interests in cement, textiles, rayon and carbon black
Larsen & Toubro Ltd. (2)                                                              536,650           3,325,507
Larsen & Toubro Ltd. GDR                                                              188,700           2,750,303
Diversified company with interests in engineering, construction, cement, and switchgears
Ramco Industries Ltd. (2)                                                              69,050           1,611,327
Diversified company with interests in building materials,
textiles and computer software
S & S Industries & Enterprise (2)                                                       4,500               1,005
Diversified company with interests in environmental engineering, edible oils and aquaculture
Triveni Engineering (2)                                                               127,234             143,127
Manufacturer of sugar, sugar machinery and turbines
                                                                                                     ------------
                                                                                                       $9,681,933
                                                                                                     ------------
Construction Materials -- 4.10%
Asian Paints (India) Ltd. (2)                                                         116,800            $938,964
Leading producer of decorative paints
Associated Cement Cos. Ltd. (2)                                                        34,636           1,185,310
Manufacturer of cement
Gujarat Ambuja Cements GDR                                                            220,000           1,892,000
Manufacturer of cement
Murudeshwar Ceramics Ltd. (2)                                                         318,240             248,729
Manufacturer of glazed ceramic wall and floor tiles
                                                                                                     ------------
                                                                                                       $4,265,003
                                                                                                     ------------
Construction -- 0.25%
Alacrity Housing Ltd.                                                                 321,000             $94,530
Construction & sale of residential housing
Nagarjuna Construction                                                                112,500             162,509
Construction activities in the infrastructure and housing sectors
                                                                                                     ------------
                                                                                                         $257,039
                                                                                                     ------------
Energy -- 0.02%
Hindustan Petroleum Corp. (2)                                                           2,600             $24,603
India's second largest petroleum refining company
                                                                                                     ------------
Energy Equipment & Services -- 5.80%
Asea Brown Boveri (India) Ltd. (2)                                                     40,000            $646,476
Indian subsidiary of Swedish-Swiss electrical power equipment manufacturer
KEC International Ltd.                                                                140,200             217,589
Asia's largest manufacturer of tranmission towers
Thermax Limited (2)                                                                   552,200           5,162,087
Conglomerate with interests in energy, environment & chemicals, manufacturing of industrial boilers, heat and pollution control equipment
                                                                                                     ------------
                                                                                                       $6,026,152
                                                                                                     ------------
Farm Equipment -- 0.77%
VST Tillers (2)                                                                        94,200            $132,130
Manufacturer of power tillers, harvesters and small tractors
Punjab Tractors Limited (2)                                                            56,400             648,620
Manufacturer of tractors
                                                                                                     ------------
                                                                                                         $780,750
                                                                                                     ------------
Financial Services -- 0.88%
Indus Credit & Invest. Corp. (2)                                                       49,250             $85,234
One of India's largest development finance institutions
with assets over $7.39 billion
Kotak Mahindra Finance Ltd. (2)                                                       403,600             833,675
Receivables discounting and consumer finance
                                                                                                     ------------
                                                                                                         $918,909
                                                                                                     ------------
Food & Household Products -- 0.02%
Enkay Texofood Industries Ltd. (2)                                                     51,786             $25,875
Manufacturer of synthetic yarn and processed foods
                                                                                                     ------------
Forest Products & Paper -- 0.42%
Tamil Nadu Newsprint and Paper (2)                                                    241,500            $438,846
Manufacturer of paper
                                                                                                     ------------
Health & Personal Care Products -- 12.61%
Glaxo (India) Ltd. (2)                                                                161,750          $1,155,841
Largest pharmaceutical manufacturer in India
Hindustan Lever Ltd. (2)                                                              280,350           6,182,177
Subsidiary of Unilever, manufacturer of soap, detergents,
personal care products and processed foods
Hoechst Marion Roussel Ltd. (2)                                                       516,950           4,357,820
Fourth largest pharmaceutical manufacturer in India
Orchid Chemicals & Pharmaceuticals (2)                                                409,600           1,413,163
Manufacturer and exporter of "cephalosporin" range of antibiotics
                                                                                                     ------------
                                                                                                      $13,109,001
                                                                                                     ------------
Industrial components -- 0.00%
IFB Industries Ltd. (2)                                                                    50                 $62
Manufacturer of high precision engineering tools and domestic appliances
                                                                                                     ------------
Leisure & Tourism -- 2.95%
Hotel Leela Venture Ltd. (2)                                                              750              $2,131
Hotel Leela Venture (wts) (1) (3)                                                         340                 460
Operates hotels & beach resort in Bombay & Goa
Indian Hotels Co. Ltd. (2)                                                            111,250           2,159,011
Indian Hotels Co. Ltd. GDR                                                             35,850             907,363
India's largest hotel company
                                                                                                     ------------
                                                                                                       $3,068,965
                                                                                                     ------------
Machinery -- 0.25%
TTG Industries Ltd.                                                                   142,600            $181,111
Engineers pollution control and wind energy equipment
Otis Elevator (India) Ltd.                                                             10,150              77,488
                                                                                                     ------------
Manufactures, installs and services various types of elevators,
escalators and travolators                                                                               $258,599
                                                                                                     ------------
Metals -- 6.13%
Bellary Steels & Alloys (2)                                                           310,000            $121,577
Integrated private sector steel manufacturer
Essar Steel Ltd. (2)                                                                      705                 399
Manufacturer of sponge iron & hot rolled coils
Hindalco Industries Ltd. GDR                                                          202,500           4,986,562
India's second largest integrated aluminum producer
Tata Iron & Steel (2)                                                                   9,000              42,105
India's largest private sector steel manufacturer
Sterlite Industries (India) (2)                                                       217,800           1,221,990
India's only private sector copper manufacturer
                                                                                                     ------------
                                                                                                       $6,372,633
                                                                                                     ------------
Miscellaneous Materials & Commodities -- 0.48%
Flex Industries (2)                                                                       400                $893
Flex Industries (wts)                                                                   4,274               8,351
Manufacturer of packaging materials
Usha Beltron Ltd. GDR                                                                 108,450             189,787
Manufacturer of telecommunications cable
Thiru Arooran Sugars (2)                                                                  500               1,186
Manufacturer of sugar and industrial alcohol
Paper Products Ltd. Primary                                                            50,000             164,759
Paper Products Ltd. (wts) (1)                                                          12,500              41,190
Manufacturer of packaging materials
Rubber Products (2)                                                                   132,000              48,821
Manufacturer of various industrial rubber goods
Shaan Interwell (India)                                                               112,700              39,795
Manufacturer of corrugated boxes
                                                                                                     ------------
                                                                                                         $494,782
                                                                                                     ------------
Software -- 1.77%
Infosys Technologies Ltd.                                                              85,500          $1,837,683
Producer of specialized software for banking and retail sectors
                                                                                                     ------------
Telecommunications -- 10.14%
Himachal Futuristic Communications (2)                                                 23,460             $10,903
Telecommunications equipment producer
Videsh Sanchar Nigam Ltd.                                                             202,000           5,356,595
India's monopoly international telephone service provider
Mahanger Telephone Nigam Ltd. (2)                                                     805,800           5,173,314
Government owned monopoly, provider of telephone services to Bombay & Delhi
                                                                                                     ------------
                                                                                                      $10,540,812
                                                                                                     ------------
Transportation -- 0.00%
GE Shipping (2)                                                                         7,200              $7,034
Diversified company with interests in shipping and property development
                                                                                                     ------------
Total India (identified cost, $96,880,828)                                                            $87,075,177
                                                                                                     ------------
PAKISTAN -- 7.85%
Chemicals -- 1.23%
Engro Chemical Pakistan Ltd. (2)                                                      130,200            $436,925
Second largest fertilizer producer in Pakistan
Fauji Fertilizer                                                                      500,000             842,068
Largest fertilizer producer in Pakistan
                                                                                                     ------------
                                                                                                       $1,278,993
                                                                                                     ------------
Energy -- 2.60%
Karachi Electric Supply Co. (2)                                                     1,030,040            $481,869
Electric Distributor for Karachi
Pakistan State Oil Co. Ltd. (2)                                                       343,953           2,222,654
National fuel oil and gasoline distributor
                                                                                                     ------------
                                                                                                       $2,704,523
                                                                                                     ------------
Insurance -- 0.82%
Adamjee Insurance Co. (2)                                                             392,750            $854,978
Leading supplier of general insurance in Pakistan
                                                                                                     ------------
Pharmaceuticals -- 0.11%
Searle Pakistan                                                                       158,078            $114,378
Pakistan unit of multi-national pharmaceutical company
                                                                                                     ------------
Textiles -- 0.09%
Nishat Chunian Ltd. (2)                                                               306,000             $91,617
Textile spinning mill
                                                                                                     ------------
Telecommunications -- 3.00%
Pakistan Telecommunications GDR                                                        50,250          $3,115,500
National domestic and long distance telephone company
                                                                                                     ------------
Total Pakistan (identified cost, $11,763,980)                                                          $8,159,989
                                                                                                     ------------
SRI LANKA -- 3.60%
Banking -- 1.06%
Development Finance Corporation                                                       160,733            $722,491
Development finance corporation responsible for long-term finance
National Development Bank                                                              78,900             271,206
Development finance corporation responsible for long-term finance
Sampath Bank                                                                          136,000             110,277
One of the four largest commercial banks in Sri Lanka
                                                                                                     ------------
                                                                                                       $1,103,974
                                                                                                     ------------
Conglomerates -- 2.39%
John Keells Holdings                                                                  287,357            $994,074
John Keells Holdings GDR                                                              118,857             802,285
Diversified group in hotels, office equipment and general trade
Hayleys Ltd.                                                                          216,026             685,434
Diversified group in transportation, chemicals, agriculture and electronics
                                                                                                     ------------
                                                                                                       $2,481,793
                                                                                                     ------------

Ceramics -- 0.15%
Royal Ceramic Lanka Ltd.                                                              344,900            $155,032
Manufacturer of heavy duty ceramic floor tile
                                                                                                     ------------
Rubber & Tyres -- 0.00%
Kelani Tyres                                                                              480                 $59
Largest tyre manufacturer in Sri Lanka
                                                                                                     ------------
Total Sri Lanka (identified cost, $5,091,198)                                                          $3,740,858
                                                                                                     ------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $115,330,197)                                                  $101,375,288

-----------------------------------------------------------------------------------------------------------------
Bonds -- 0.02%
-----------------------------------------------------------------------------------------------------------------
                                                                                    Principal
                                                                                       Amount
                                                                                 (000 omitted)              Value
-----------------------------------------------------------------------------------------------------------------
Flex Industries, 13.5%, 12/31/99 (3)                                                  $   836        $     23,336
Hotel Leela Venture Ltd. NCD 14%, 4/8/03 (3)                                               27                 680
                                                                                                     ------------
Total Bonds (at identified cost, $27,767)                                                            $     24,016
                                                                                                     ------------
Total Investments -- 97.57% (identified cost, $115,357,964)                                          $101,399,304
Other Assets, less Liabilities -- 2.43%                                                                 2,524,089
                                                                                                     ------------
Net Assets -- 100%                                                                                   $103,923,393
                                                                                                     ============

GDR-Global depository receipt
All security industry classifications and security descriptions are unaudited.

(1) Non-income producing security

(2) The above securities held by the Portfolio on December 31, 1996 are unrestricted securities valued at market prices. Because of the length of the registration process, the Portfolio would temporarily be unable to sell these securities.  At December 31, 1996, the aggregate value of these securities amounted to $16,262,137, representing 15.6% of the Portfolio's net assets (Note 5).

(3) Security valued using methods determined in good faith by or at the direction of the Trustees.

See notes to financial statements





Industry concentration -- Below are the top ten industry sectors represented in the Portfolio of investments. Unaudited
----------------------------------------------------------------------------------------------------------------
                                                                                      Percentage
                                                                                          of Net
Industry Sector                                                                           Assets           Value
----------------------------------------------------------------------------------------------------------------
Automotives                                                                                17.69%    $18,386,637
Telecommunications                                                                         13.14      13,656,312
Health & Personal Care Products                                                            12.61      13,109,001
Conglomerates                                                                              11.70      12,163,726
Banking                                                                                     9.19       9,659,528
Metals                                                                                      6.13       6,372,633
Energy Equipment & Services                                                                 5.80       6,026,152
Construction Materials                                                                      4.10       4,265,003
Chemicals                                                                                   3.18       3,303,298
Leisure & Tourism                                                                           2.95       3,068,965
----------------------------------------------------------------------------------------------------------------

Top Ten Holdings Unaudited
----------------------------------------------------------------------------------------------------------------
                                                                                      Percentage
                                                                                          of Net
Company                                        Industry Sector                            Assets          Value
----------------------------------------------------------------------------------------------------------------
Hindustan Lever Ltd.                           Health & Personal Care Products              5.95%     $6,182,177
Larsen & Toubro Ltd. (Common & GDR)            Conglomerate                                 5.85       6,075,810
Mahindra & Mahindra (Common & GDR)             Automotive                                   5.69       5,916,020
Tata Engineering & Locomotive GDR              Automotive                                   5.22       5,421,534
Videsh Sanchar Nigam Ltd.                      Telecommunications                           5.15       5,356,595
Mahanger Telephone Nigam Ltd.                  Telecommunications                           4.98       5,173,314
Thermax Limited                                Energy Equipment & Services                  4.97       5,162,087
Hindalco Industries Ltd. GDR                   Metals                                       4.80       4,986,562
Hoechst Marion Roussel Ltd.                    Health & Personal Care Products              4.19       4,357,820
State Bank of India (Common & GDR)             Banking                                      4.88       5,071,596

See notes to financial statements




South Asia Portfolio
Financial Statements


Statement of Assets and Liabilities
December 31, 1996

Assets:
Investments, at value (Note 1A) (identified cost, $115,357,964)                         $ 101,399,304
Cash                                                                                              152
Foreign currency, at value (identified cost, $2,101,337)                                    2,098,244
Receivable for investments sold                                                             1,698,410
Dividends and interest receivable                                                             319,018
Tax reclaim receivable                                                                          2,593
Deferred organization expenses (Note 1C)                                                       40,251
                                                                                        -------------
Total assets                                                                            $ 105,557,972

Liabilities:
Payable for investments purchased                                       $   1,446,048
Demand note payable (Note 6)                                                  108,000
Payable to affiliates --
Trustees' fees                                                                  1,182
Accrued expenses and other liabilities                                         79,349
                                                                        -------------
Total liabilities                                                                           1,634,579
                                                                                        -------------
Net Assets applicable to investors' interest in Portfolio                               $ 103,923,393
                                                                                        =============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                                 $ 117,891,774
Net unrealized depreciation of investments and foreign currency
(computed on the basis of identified cost)                                                (13,968,381)
                                                                                        -------------
Total                                                                                   $ 103,923,393
                                                                                        =============

See notes to financial statements





Statement of Operations
For the Year Ended December 31, 1996

Investment Income:
Income --
Dividends (net of foreign taxes, $281,888)                                   $   1,256,860
Interest                                                                             3,600
                                                                             -------------
Total income                                                                     1,260,460

Expenses --
Investment adviser fee (Note 2)                            $     807,758
Administration fee (Note 2)                                      269,055
Compensation of Trustees not members of the
Investment Adviser's or Administrator's organization              15,501
Custodian fee (Note 1G)                                          461,267
Legal and accounting services                                     43,398
Amortization of organization expenses (Note 1C)                   17,642
Miscellaneous                                                      9,947
                                                           -------------
Total expenses                                             $   1,624,568
Deduct reduction of custodian fee (Note 1G)                      245,698
                                                           -------------
Net expenses                                                                     1,378,870
                                                                             -------------
Net investment loss                                                          $    (118,410)
                                                                             -------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss --
Investments (identified cost basis)                        $  (5,881,693)
Foreign currency                                              (1,801,214)
                                                           -------------
Net realized loss                                                            $  (7,682,907)
Change in unrealized appreciation (depreciation) --
Investments (identified cost basis)                        $    (377,405)
Foreign currency                                                  32,176
                                                           -------------
Net unrealized depreciation                                                       (345,229)
                                                                             -------------
Net realized and unrealized loss                                             $  (8,028,136)
                                                                             -------------
Net decrease in net assets from operations                                   $  (8,146,546)
                                                                             =============

See notes to financial statements





Statement of Cash Flows
For the Year Ended December 31, 1996

Increase (Decrease) in Cash:
Cash Flows From (For) Operating Activities --
Purchase of investments                                                      $ (119,995,774)
Proceeds from sale of investments                                                44,965,134
Dividends, interest and tax reclaims received                                     1,087,107
Operating expenses paid                                                          (1,350,259)
Foreign currency transactions                                                    (2,236,422)
                                                                             --------------
Net cash used for operating activities                                       $  (77,530,214)
                                                                             --------------
Cash Flows From (For) Financing Activities --
Proceeds from capital contributions                                           $ 130,235,008
Payments for capital withdrawals                                                (55,600,406)
Demand notes payable                                                                108,000
                                                                             --------------
Net cash provided from financing activities                                   $  74,742,602
                                                                             --------------
Net decrease in cash                                                          $  (2,787,612)

Cash at Beginning of Period                                                       2,787,764
                                                                             --------------
Cash at End of Period                                                         $         152
                                                                             ==============
Reconciliation of Net Increase in Net Assets From
Operations to Net Cash From Operating Activities:
Net decrease in net assets from operations                                   $   (8,146,546)
Increase in receivable for investments sold                                      (1,203,678)
Increase in foreign currency                                                       (467,384)
Increase in dividends and interest receivable                                      (170,760)
Increase in tax reclaim receivable                                                   (2,593)
Decrease in deferred organization expenses                                           17,642
Increase in payable to affiliate                                                      1,182
Increase in accrued expenses and other liabilities                                    9,787
Increase in payable for investments purchased                                       200,899
Net increase in investments                                                     (67,768,763)
                                                                             --------------
Net cash used for operating activities                                       $  (77,530,214)
                                                                             ==============

See notes to financial statements





Statements of Changes in Net Assets
                                                                  Year Ended December 31,
                                                           ------------------------------------
                                                                 1996                1995
                                                            -------------       -------------
Increase (Decrease) in Net Assets:
From operations --
Net investment loss                                         $    (118,410)      $     (78,834)
Net realized loss on investments and foreign currency          (7,682,907)         (7,522,747)
Change in unrealized depreciation                                (345,229)         (9,895,389)
                                                            -------------      --------------
Decrease in net assets from operations                      $  (8,146,546)     $  (17,496,970)
                                                            -------------      --------------
Capital transactions --
Contributions                                               $ 130,235,008       $  22,408,418
Withdrawals                                                   (55,600,406)        (24,329,701)
                                                            -------------      --------------
Increase (Decrease) in net assets resulting
from capital transactions                                   $  74,634,602      $   (1,921,283)
                                                            -------------      --------------
Net increase (decrease) in net assets                       $  66,488,056      $  (19,418,253)

Net Assets:
At beginning of year                                           37,435,337          56,853,590
                                                            -------------      --------------
At end of year                                              $ 103,923,393       $  37,435,337
                                                            =============      ==============



Supplementary Data
                                                                   Year Ended December 31,
                                                       -------------------------------------------
                                                           1996           1995              1994*
                                                       ----------      ----------       ----------
Ratios (as a percentage of average daily net assets):
Expenses (1)                                              1.51%           1.76%             1.16%+
Expenses after custodian fee reduction (1)                1.28%           1.35%               --
Net investment income (loss)                             (0.11%)         (0.18%)            0.01%+
Portfolio Turnover                                          46%             38%                1%

Average commission rate (2)                            $0.0496

  + Annualized.

  * For the period from the start of business, May 2, 1994, to December 31, 1994.

(1) The expense ratios for the years ended December 31, 1996 and 1995 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
    The expense ratios for the period ended December 31, 1994 have not been adjusted to reflect this change.

(2) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For the fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

South Asia Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Federal Taxes -- The Portfolio is treated as a partnership for U.S. Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements, (under the U.S. Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

E. Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

F. Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

G. Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the statement of operations.

H. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

I. Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1996, the annualized adviser fee was 0.75% of average net assets and amounted to $807,758. In addition, an administration fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 1996, the administration fee was 0.25% (annualized) of average net assets and amounted to $269,055. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Certain of the officers and Trustees of the Portfolio are officers or trustees of the above organizations.

(3) Investment Transactions

For the year ended December 31, 1996, purchases and sales of investments, other than short-term obligations, aggregated
$120,196,673 and $46,168,812 respectively.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                  $115,533,233
                                               =============
Gross unrealized appreciation                   $  6,615,291
Gross unrealized depreciation                    (20,573,951)
                                               -------------
Net unrealized depreciation                    $ (13,958,660)
                                               =============

(5) Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Settlement of securities transactions in the Indian subcontinent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio's assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

(6) Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 1996.



Independent Auditor's Report

The Trustees and Investors of South Asia Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of South Asia Portfolio as of December 31, 1996, the related statements of operations and cash flows for the year then ended and the statement of changes in net assets for the two years ended December 31, 1996 and 1995 and the supplementary data for the two years ended December 31, 1996 and 1995 and the period from the start of business, May 2, 1994, to December 31, 1994. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based upon our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of South Asia Portfolio at December 31, 1996, the results of its operations, its cash flows, the changes in its net assets and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

                                           DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 7, 1997



Investment Magagement

South Asia
Portfolio

Officers
Hon. Robert Lloyd George
President, Trustee

James B. Hawkes
Vice President, Trustee

Scobie Dickinson Ward
Vice President, Assistant Secretary and
Assistant Treasurer

William Walter Raleigh Kerr
Vice President, Secretary and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Thomas Otis
Vice President and Assistant Secretary


Trustees

Hon. Edward K.Y. Chen
Professor and Director, Center for Asian Studies,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob J. Shiff Pofessor of Investment Banking,
Harvard University Graduate School of Business
Adminstration

Norton H. Reamer
President and Director, United Asset
Management Corporation